CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES:
Comprehensive loss	$ (11,711)	$ (29,121)	$ (32,239)	$ (51,984)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	618	5,274	2,924	6,146
Depreciation	617	465	1,154	957
Amortization and impairment of intangible assets	1,299	1,830	2,900	3,657
Non-cash interest expenses related to borrowing and payable in respect of intangible assets purchase	(310)	1,217	2,813	3,856
Fair value (gains) on derivative financial instruments	(1,981)		(1,981)
Fair value losses on financial assets at fair value through profit or loss				6
Issuance cost in respect of warrants	334		334
Exchange differences and revaluation of bank deposits	(67)	17	(63)	63
Total adjustments in respect of income and expenses not involving cash flow	510	8,803	8,081	14,685
Changes in assets and liability items:
Increase in trade receivables	(7,821)	(6,792)	(2,078)	(1,443)
Decrease (increase) in prepaid expenses and other receivables	718	(199)	1,872	1,229
Decrease (increase) in inventories	2,553	507	3,091	(2,237)
Increase (decrease) in accounts payable	(1,333)	6,770	(7,291)	1,753
Increase (decrease) in accrued expenses and other liabilities	(2,198)	(2,284)	(684)	(920)
Increase in allowance for deductions from revenue	2,701	3,418	8,512	7,753
Total changes in assets and liability items	(5,380)	1,420	3,422	6,135
Net cash used in operating activities	(16,581)	(18,898)	(20,736)	(31,164)
INVESTING ACTIVITIES:
Purchase of fixed assets	(163)	(3)	(176)	(91)
Change in investment in current bank deposits		(3,500)	8,500	(3,500)
Proceeds from sale of financial assets at fair value through profit or loss				475
Net cash (used in) provided by investing activities	(163)	(3,503)	8,324	(3,116)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	15,508	273	16,221	58,214
Exercise of options into ordinary shares		114		3,341
Repayment of payable in respect of intangible asset purchase	(236)	(1,754)	(5,778)	(3,879)
Payment of principal with respect to lease liabilities	(355)	(402)	(470)	(785)
Net cash provided by (used in) financing activities	14,917	(1,769)	9,973	56,891
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,827)	(24,170)	(2,439)	22,612
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(32)	14	(47)	(91)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	28,847	75,972	29,474	29,295
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	26,988	51,816	26,988	51,816
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH		52	11	71
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	$ 4,511	$ 3,026	5,283	$ 5,016
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of right-of-use assets by means of lease liabilities			$ 4,767